UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06431

MANAGERS TRUST II

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: December 31st

Date of reporting period: SEPTEMBER 30, 2005 (3rd Quarter End Portfolio Holdings)

Item 1.	SCHEDULE OF INVESTMENTS.

Managers 20 Fund

September 30, 2005

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 100.3%
Consumer Discretionary - 8.1%
eBay, Inc.*	37,900	[2]	$1,561,480
Harman International Industries, Inc.	5,300	[2]	542,031
Total Consumer Discretionary			2,103,511
Financials - 10.6%
Citigroup, Inc.	23,000		1,046,960
Schwab (Charles) Corp.	118,100		1,704,183
Total Financials			2,751,143
Health Care - 15.6%
Affymetrix, Inc.*	18,400	[2]	850,632
Amgen, Inc.*	15,200		1,210,984
Medtronic, Inc.	21,500		1,152,830
Pfizer, Inc.	33,900		846,483
Total Health Care			4,060,929
Industrials - 12.1%
Caterpillar, Inc.	20,500		1,204,375
Rockwell Automation, Inc.	14,500	[2]	767,050
United Parcel Service, Inc., Class B	17,000	[2]	1,175,210
Total Industrials			3,146,635
Information Technology - 53.9%
Applied Materials, Inc.	66,000	[2]	1,119,360
Avid Technology, Inc.*	14,600	[2]	604,440
Cisco Systems, Inc.*	75,600		1,355,508
Cognizant Technology Solutions Corp.*	18,127		844,537
Dell, Inc.*	26,600		909,720
Electronic Arts, Inc.*	22,000	[2]	1,251,580
EMC Corp.*	85,300	[2]	1,103,782
Juniper Networks, Inc.*	47,600		1,132,404
Linear Technology Corp.	30,600		1,150,254
Maxim Integrated Products, Inc.	30,100	[2]	1,283,765
Qualcomm, Inc.	36,000		1,611,000
Symantec Corp.*	55,400		1,255,364
Symbol Technologies, Inc.	40,300	[2]	390,104
Total Information Technology			14,011,818
Total Common Stocks (cost $28,006,679)			26,074,036

	Principal Amount
U.S. Government Obligations – 4.4%[5]
United States Treasury Bonds – 3.6%
U.S. Treasury Bonds, 9.875%, 11/15/15	$164,315		243,305
U.S. Treasury Bonds, 14.000%, 11/15/11	1,227		1,423
U.S. Treasury Inflation Indexed Bonds, 2.375%, 01/15/25	623,312		694,384
Total United States Treasury Bonds			939,112
United States Treasury Notes – 0.8%
U.S. Treasury Notes, 3.625%, 01/15/08	157,975		203,675
Total U.S. Government Obligations (cost $1,142,787)			1,142,787

	Shares
Other Investment Companies – 26.7%[1]
Bank of New York Institutional Cash Reserves Fund, 3.81%[3]	6,885,162		6,885,162
JPMorgan Prime Money Market Fund, Institutional Class Shares, 3.59%	57,091		57,091
Total Other Investment Companies (cost $6,942,253)			6,942,253
Total Investments – 131.4% (cost $36,091,719)			34,159,076
Other Assets, less Liabilities – (31.4)%			(8,175,695)
Net Assets - 100.0%			$25,983,381

Managers Mid-Cap Fund

September 30, 2005

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 97.4%
Consumer Discretionary - 17.4%
Abercrombie & Fitch Co.	15,700		$782,645
Advance Auto Parts, Inc.*	13,600		526,048
American Eagle Outfitters, Inc.	60,500		1,423,565
American Greetings Corp., Class A	42,400	[2]	1,161,760
Autoliv, Inc.	14,000		609,000
Borg Warner, Inc.	8,600		485,556
Brinker International, Inc.*	15,400	[2]	578,424
Chico’s FAS, Inc.*	26,500		975,200
Claire’s Stores, Inc.	24,500		591,185
Copart, Inc.*	43,500		1,038,345
Darden Restaurants, Inc.	42,500		1,290,725
Dillard’s, Inc., Class A	24,200	[2]	505,296
Harte Hanks, Inc.	11,700		309,231
Liz Claiborne, Inc.	9,900		389,268
Michaels Stores, Inc.	29,300	[2]	968,658
Neiman-Marcus Group, Inc., Class A	4,600	[2]	459,770
NVR, Inc.*	3,575	[2]	3,163,696
Payless ShoeSource, Inc.*	40,400	[2]	702,960
Polaris Industries, Inc.	15,900	[2]	787,845
Washington Post Co., The	700	[2]	561,750
Total Consumer Discretionary			17,310,927
Consumer Staples - 3.5%
Energizer Holdings, Inc.*	14,400		816,480
PepsiAmericas, Inc.	29,200	[2]	663,716
Pilgrim’s Pride Corp., Class B	22,100		804,440
Ruddick Corp.	7,800		179,790
SUPERVALU, Inc.	19,000	[2]	591,280
Tyson Foods, Inc., Class A	21,400		386,270
Total Consumer Staples			3,441,976
Energy - 8.6%
Chesapeake Energy Corp.	33,900	[2]	1,296,675
Diamond Offshore Drilling, Inc.	31,200	[2]	1,911,000
Newfield Exploration Co.*	44,800		2,199,680
Overseas Shipholding Group, Inc.	19,400	[2]	1,131,602
Patterson-UTI Energy, Inc.	55,100		1,988,008
Total Energy			8,526,965
Financials – 16.9%
A.G. Edwards, Inc.	20,200	[2]	884,962
Allmerica Finance Corp.*	19,300		794,002
American Capital Strategies Ltd.	25,700		942,162
American Financial Group, Inc.	63,600		2,157,948
AmeriCredit Corp.*	24,000	[2]	572,880
Associated Banc-Corp.	19,250	[2]	586,740
CBL & Associates Properties, Inc.	40,200	[2]	1,647,798
Colonial BancGroup, Inc., The	4,400		98,560
Compass Bancshares, Inc.	11,700		536,211
Downey Financial Corp.	5,300		322,770
First American Corp.	32,500		1,484,275
FirstMerit Corp.	4,600		123,234
Highwoods Properties, Inc.	61,900	[2]	1,826,669
Indymac Mortgage Holdings, Inc.	38,400	[2]	1,519,872
Mercantile Bankshares Corp.	23,600	[2]	1,271,568
Radian Group, Inc.	26,900	[2]	1,428,390

Managers Mid-Cap Fund

September 30, 2005

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Financials (Continued)
Wilmington Trust Corp.	4,100		$149,445
Zions Bancorporation	6,400		455,744
Total Financials			16,803,230
Health Care - 12.5%
Barr Laboratories, Inc.*	6,700		367,964
Bausch & Lomb, Inc.	14,900		1,202,132
C.R. Bard, Inc.	11,600		765,948
Cerner Corp.*	10,400	[2]	904,072
Charles River Laboratories International, Inc.*	22,600		985,812
Coventry Health Care, Inc. *	22,550		1,939,751
Endo Pharmaceuticals Holdings, Inc.*	30,400		810,768
Humana, Inc.*	48,100		2,303,028
Invitrogen Corp.*	9,800	[2]	737,254
PacifiCare Health Systems, Inc.*	4,000	[2]	319,120
Renal Care Group, Inc.*	6,650		314,678
STERIS Corp.	31,000		737,490
Techne Corp.*	7,200	[2]	410,256
Triad Hospitals, Inc.*	6,300		285,201
Watson Pharmaceuticals, Inc.*	7,300	[2]	267,253
Total Health Care			12,350,727
Industrials - 9.8%
Alaska Airgroup, Inc.*	14,500	[2]	421,370
Cummins, Inc.	7,500		659,925
Equifax, Inc.	27,900	[2]	974,826
GATX Corp.	23,500		929,425
Graco, Inc.	81,700	[2]	2,800,676
ITT Educational Services, Inc.*	9,200		454,020
Precision Castparts Corp.	18,400	[2]	977,040
Republic Services, Inc.	41,600	[2]	1,468,064
Thomas & Betts Corp.*	18,300		629,703
Valassis Communications, Inc.*	10,600	[2]	413,188
Total Industrials			9,728,237
Information Technology - 14.0%
Avnet, Inc.*	31,500	[2]	770,175
Cognizant Technology Solutions Corp.*	18,200		847,938
CommScope, Inc.*	24,800	[2]	430,032
Factset Research Systems, Inc.	29,150	[2]	1,027,246
Fair Isaac Corp.	18,100	[2]	810,880
Harris Corp.	22,800		953,040
Imation Corp.	13,300	[2]	570,171
Ingram Micro, Inc., Class A*	36,900		684,126
Integrated Device Technology, Inc.*	87,400		938,676
Intersil Corp., Class A	41,700	[2]	908,226
Lam Research Corp.*	18,900	[2]	575,883
McAfee, Inc.*	15,000		471,300
MEMC Electronic Materials, Inc.*	10,700		243,853
Omnivision Technologies, Inc.*	37,900	[2]	478,298
Sabre Holdings Corp.	49,900	[2]	1,011,972
Sybase, Inc.*	35,500	[2]	831,410
Transaction Systems Architects, Inc.*	18,800		523,580
United Online, Inc.	32,200	[2]	445,970
Western Digital Corp.*	103,000	[2]	1,331,790
Total Information Technology			13,854,566
Materials - 6.1%
Ashland, Inc.	11,300	[2]	624,212

Managers Mid-Cap Fund

September 30, 2005

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Materials (continued)
FMC Corp.*	22,500		$1,287,450
Louisana-Pacific Corp.	54,500		1,509,105
Lubrizol Corp.	12,400		537,292
Martin Marietta Materials, Inc.	10,900	[2]	855,214
Peabody Energy Corp.	11,000		927,850
United States Steel Corp.	7,200	[2]	304,920
Total Materials			6,046,043
Telecommunication Services - 0.5%
Centurytel, Inc.	12,700	[2]	444,246
Utilities - 8.1%
CMS Energy Corp.*	33,400	[2]	549,430
Energen Corp.	54,000		2,336,040
Oneok, Inc.	51,700	[2]	1,758,834
Questar Corp.	38,500		3,392,620
Total Utilities			8,036,924
Total Common Stocks (cost $77,313,072)			96,543,841

	Principal Amount
U.S. Government Obligations – 1.2%[5]
United States Treasury Bonds – 0.9%
U.S. Treasury Bonds, 6.125%, 08/15/29	$37,585		46,052
U.S. Treasury Bonds, 8.500%, 02/15/20	3,316		4,719
U.S. Treasury Bonds, 9.875%, 11/15/15	111,714		165,419
U.S. Treasury Bonds, 14.000%, 11/15/11	731		848
U.S. Treasury Inflation Indexed Bonds, 2.375%, 01/15/25	565,476		629,954
U.S. Treasury Inflation Indexed Bonds, 3.875%, 04/15/29	45,102		74,311
Total United States Treasury Bonds			921,303
United States Treasury Notes – 0.3%
U.S. Treasury Inflation Indexed Notes, 3.625%, 01/15/08	188,965		243,631
Total U.S. Government Obligations (cost $1,161,933)			1,164,934

	Shares
Other Investment Companies - 32.0%[1]
Bank of New York Institutional Cash Reserves Fund, 3.81%[3]	29,131,148		29,131,148
JPMorgan Prime Money Market Fund, Institutional Class Shares, 3.59%	2,626,762		2,626,762
Total Other Investment Companies (cost $31,757,910)			31,757,910
Total Investments – 130.6% (cost $110,232,915)			129,466,685
Other Assets, less Liabilities – (30.6)%			(30,343,505)
Net Assets - 100.0%			$99,123,180

Renaissance Large-Cap Equity Fund

September 30, 2005

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Common Stocks - 96.2%
Consumer Discretionary - 21.7%
Abercrombie & Fitch Co.	820	$40,877
American Eagle Outfitters, Inc.	1,770	41,648
Black & Decker Corp.	640	52,538
Centex Corp.	735	47,466
Home Depot, Inc.	1,570	59,880
Lennar Corp.	900	53,784
Marriott International, Inc.	860	54,180
Nike, Inc., Class B	630	51,458
Nordstrom, Inc.	1,830	62,806
Pulte Homes, Inc.	1,370	58,800
Walt Disney Co., The	2,115	51,035
Yum! Brands, Inc.	1,130	54,703
Total Consumer Discretionary		629,175
Energy - 6.6%
Diamond Offshore Drilling, Inc.	950	58,188
Occidental Petroleum Corp.	745	63,645
XTO Energy, Inc.	1,520	68,886
Total Energy		190,719
Financials - 4.0%
Progressive Corp., The	562	58,880
T Rowe Price Group, Inc.	875	57,138
Total Financials		116,018
Health Care - 21.3%
Aetna, Inc.	660	56,852
Amgen, Inc.*	710	56,566
Becton, Dickinson & Co.	850	44,566
C.R. Bard, Inc.	700	46,221
Express Scripts, Inc.*	1,108	68,917
Genzyme Corp.*	840	60,178
HCA, Inc.	925	44,326
Johnson & Johnson Co.	880	55,686
McKesson Corp.	1,380	65,481
UnitedHealth Group, Inc.	1,075	60,415
WellPoint, Inc.*	800	60,656
Total Health Care		619,864
Industrials - 11.5%
3M Co.	695	50,985
Boeing Co., The	820	55,719
Caterpillar, Inc.	1,009	59,278
General Electric Co.	1,655	55,724
Rockwell Automation, Inc.	1,065	56,339
United Technologies Corp.	1,100	57,024
Total Industrials		335,069
Information Technology - 29.0%
Adobe Systems, Inc.	1,770	52,835
Apple Computer, Inc.*	1,220	65,404
Applied Materials, Inc.	3,030	51,389
Autodesk, Inc.	1,565	72,679
Cisco Systems, Inc.*	2,825	50,652
Dell, Inc.*	1,555	53,181
Fiserv, Inc.*	1,240	56,879
Intel Corp.	2,105	51,888
International Business Machines Corp.	660	52,945

Renaissance Large-Cap Equity Fund

September 30, 2005

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Information Technology (continued)
Microsoft Corp.	1,985	$51,074
Motorola, Inc.	2,630	58,097
National Semiconductor Corp.	2,134	56,124
NVIDIA Corp.*	1,715	58,790
Oracle Corp.*	4,075	50,489
Texas Instruments, Inc.	1,755	59,495
Total Information Technology		841,921
Materials - 2.1%
Nucor Corp.	1,045	61,645
Total Common Stocks (cost $2,575,067)		2,794,411
Other Investment Companies - 0.7%[1]
JPMorgan Prime Money Market Fund, Institutional Class Shares, 3.59% (cost $21,240)	21,240	21,240
Total Investments - 96.9% (cost $2,596,307)		2,815,651
Other Assets, less Liabilities - 3.1%		89,581
Net Assets - 100.0%		$2,905,232

Note:	Based on the cost of investments of $2,731,386 for Federal income tax purposes at September 30, 2005, the aggregate gross unrealized appreciation and depreciation were $151,508 and $67,243, respectively, resulting in net unrealized appreciation of investments of $84,265.

*	Non-income-producing security.

[1]	Yield shown for an investment company represents the September 30, 2005, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

Managers Balanced Fund

September 30, 2005

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 64.0%
Consumer Discretionary - 8.1%
Abercrombie & Fitch Co.	1,600		$79,760
American Eagle Outfitters, Inc.	2,700		63,531
Best Buy Co., Inc.	2,550	[2]	111,001
Coach, Inc.*	2,000		62,720
Federated Department Stores, Inc.	3,100	[2]	207,297
Ford Motor Co.	8,700	[2]	85,782
Home Depot, Inc.	4,370		166,672
J.C. Penney Co., Inc., Holding Co.	1,400	[2]	66,388
McDonald’s Corp.	8,700		291,363
McGraw-Hill Companies, Inc., The	2,700		129,708
NVR, Inc.*	250	[2]	221,238
Time Warner Co., Inc.*	14,860		269,114
Viacom, Inc., Class B	2,300	[2]	75,923
Walt Disney Co., The	8,400		202,692
Total Consumer Discretionary			2,033,189
Consumer Staples - 5.4%
Altria Group, Inc.	2,820		207,862
Gillette Co., The	7,500		436,500
Hershey Foods Corp.	2,500		140,775
PepsiCo, Inc.	3,230		183,173
Pilgrim’s Pride Corp., Class B	5,200	[2]	189,280
Reynolds American, Inc.	700	[2]	58,114
SUPERVALU, Inc.	4,400		136,928
Total Consumer Staples			1,352,632
Energy - 5.7%
Baker Hughes, Inc.	2,000	[2]	119,360
ConocoPhillips Co.	4,700		328,577
Devon Energy Corp.	1,900		130,416
Exxon Mobil Corp.	4,420		280,847
Marathon Oil Corp.	5,200	[2]	358,436
Valero Energy Corp.	2,000	[2]	226,120
Total Energy			1,443,756
Financials - 14.3%
Allstate Corp., The	6,300		348,327
AvalonBay Communities, Inc.	800	[2]	68,560
Bank of America Corp.	12,400		522,040
CBL & Associates Properties, Inc.	5,000	[2]	204,950
CIT Group, Inc.	5,400		243,972
Conseco, Inc.*	7,300	[2]	154,103
JPMorgan Chase & Co.	4,448	[2]	150,921
KeyCorp	6,200	[2]	199,950
Lehman Brothers Holdings, Inc.	800		93,184
Merrill Lynch & Co., Inc.	3,400		208,590
Moody’s Corp.	6,700	[2]	342,236
Principal Financial Group	3,000		142,110
Providian Financial Corp.*	17,000	[2]	300,560
Prudential Financial, Inc.	2,500		168,900
Wachovia Corp.	9,000		428,310
Total Financials			3,576,713

Managers Balanced Fund

September 30, 2005

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Health Care - 8.7%
AmerisourceBergen Corp.	400	[2]	$30,920
Amgen, Inc.*	4,500		358,515
Becton, Dickinson & Co.	2,400	[2]	125,832
CIGNA Corp.	2,100		247,506
Coventry Health Care, Inc.*	2,550		219,351
Johnson & Johnson Co.	10,680		675,830
Merck & Co., Inc.	2,800	[2]	76,188
Pfizer, Inc.	16,440		410,507
Wyeth Co.	600		27,762
Total Health Care			2,172,411
Industrials - 5.6%
CNF, Inc.	1,300	[2]	68,250
CSX Corp.	3,100		144,088
General Electric Co.	6,000		202,020
Graco, Inc.	4,800		164,544
Honeywell International, Inc.	7,200		270,000
Northrop Grumman Corp.	4,900		266,315
Textron, Inc.	3,000		215,160
West Corp.*	1,800	[2]	67,302
Total Industrials			1,397,679
Information Technology - 9.8%
Adobe Systems, Inc.	6,600	[2]	197,010
Apple Computer, Inc.*	1,500		80,415
Avnet, Inc.*	2,100	[2]	51,345
Cisco Systems, Inc.*	14,140		253,530
Cognizant Technology Solutions Corp.*	3,900		181,701
Hewlett-Packard Co.	10,143		296,176
Intel Corp.	17,460		430,389
International Business Machines Corp.	2,200		176,484
MEMC Electronic Materials, Inc.*	4,300		97,997
Microsoft Corp.	7,600		195,548
Motorola, Inc.	8,200		181,138
Oracle Corp.*	18,600		230,454
Western Digital Corp.*	6,600	[2]	85,338
Total Information Technology			2,457,525
Materials - 2.0%
PPG Industries, Inc.	1,600		94,704
Sigma-Aldrich Corp.	1,300	[2]	83,278
United States Steel Corp.	7,700	[2]	326,095
Total Materials			504,077
Telecommunication Services - 1.6%
Sprint Corp.	17,100		406,638
Utilities - 2.8%
PG&E Corp.	10,600	[2]	416,050
Questar Corp.	3,300	[2]	290,796
Total Utilities			706,846
Total Common Stocks (cost $14,027,154)			16,051,466

Managers Balanced Fund

September 30, 2005

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount		Value
Corporate Bonds - 18.3%
Asset-Backed Securities - 0.7%
First Union National Bank Commercial Mortgage, Series 1999-C4, Class A1, 7.184%, 12/15/31		$60,749	$62,224
GS Mortgage Securities Corp. II, Series 2005-GG4, 4.751%, 07/10/39		50,000	49,082
Morgan Stanley Capital I, Series 2005-T19, 4.890%, 06/12/47		75,000	74,233
Total Asset-Backed Securities			185,539
Finance - 4.6%
Boeing Capital Corp., 4.750%, 08/25/08		25,000	25,085
Carramerica Realty Corp., 3.625%, 04/01/09		165,000	157,282
CIT Group Inc., 5.500%, 12/01/14	GBP	50,000	90,794
Health Care, Inc., 7.500%, 08/15/07		38,000	39,557
Hospitality Properties Trust, 6.750%, 02/15/13		150,000	160,904
Host Marriott, LP, 7.125%, 11/01/13		95,000	97,494
iStar Financial Inc., 5.150%, 03/01/12		65,000	63,575
Korea Development Bank, 3.875%, 03/02/09		170,000	165,187
PLC Trust 2003-1, 2.709%, 03/31/06 (a)		31,161	31,078
Reed Elsevier Capital, Inc., 4.625%, 06/15/12		25,000	24,321
RenaissanceRe Holdings Ltd., 7.000%, 07/15/08		250,000	261,118
Union Planters Bank, 6.500%, 03/15/08		30,000	31,194
Total Finance			1,147,589
Industrials - 12.8%
Abitibi-Consolidated, Inc., 6.000%, 06/20/13		100,000	88,250
Albertson’s Inc., 7.750%, 06/15/26		75,000	65,968
Amerisourcebergen Corp., 5.875%, 09/15/15 (a)		20,000	19,850
AT&T Corp., 8.000%, 11/15/31		50,000	63,563
AT&T Wireless Services, Inc., 8.750%, 03/01/31		105,000	142,156
Case New Holland, Inc., 6.000%, 06/01/09		100,000	96,500
Chesapeake Energy Corp.
6.375%, 06/15/15		15,000	15,150
6.500%, 08/15/17 (a)		75,000	76,688
Clear Channel Communications, Inc.
4.900%, 05/15/15		5,000	4,567
5.000%, 03/15/12		5,000	4,787
5.500%, 09/15/14		10,000	9,655
5.750%, 01/15/13		5,000	4,955
7.250%, 10/15/27		10,000	10,400
Corning Inc., 6.200%, 03/15/16		45,000	46,376
Cox Communications, Inc., 5.450%, 12/15/14		20,000	19,905
CSC Holdings, Inc., 7.875%, 02/15/18		100,000	96,000
CSN Island IX Corp., 10.000%, 01/15/15 (a)		10,000	11,175
DaimlerChrysler North America Holding Corp., 8.500%, 01/18/31		50,000	60,710
Dana Corp., 7.000%, 03/01/29		20,000	15,330
Dow Chemical Co., 7.375%, 11/01/29		75,000	91,848
Georgia-Pacific Corp., 7.700%, 06/15/15		125,000	138,594
Guidant Corp., 6.150%, 02/15/06		105,000	105,692
Hyatt Equities LLC, 6.875%, 06/15/07 (a)		200,000	203,965
International Paper Co., 5.500%, 01/15/14		80,000	79,809
Kroger Co., 7.000%, 05/01/18		140,000	153,591
Lubrizol Corp., The, 5.500%, 10/01/14		75,000	75,395
Lyondell Chemical Co., 11.125%, 07/15/12		50,000	56,000
MGM Mirage Inc., 5.875%, 02/27/14		85,000	81,175
News America, Inc., 7.280%, 06/30/28		75,000	83,393
Penney (JC) Co., 8.000%, 03/01/10		50,000	54,875

Managers Balanced Fund

September 30, 2005

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount		Value
Industrials (continued)
Pioneer Natural Resources USA, Inc., 5.875%, 07/15/16		$65,000	$64,077
Qwest Corp., 7.500%, 06/15/23		25,000	22,938
Rogers Cable Inc., 6.750%, 03/15/15		60,000	60,450
Smithfield Foods, Inc., 7.750%, 05/15/13, Series B		25,000	26,375
Southern Natural Gas Co., 8.875%, 03/15/10		70,000	76,014
Sprint Capital Corp., 6.875%, 11/15/28		135,000	149,581
TCI Communications, Inc., 6.875%, 02/15/06		190,000	191,470
Telecom Italia SpA, 6.375%, 11/15/33		60,000	61,921
Tyco International Group SA
6.000%, 11/15/13		145,000	153,423
6.875%, 01/15/29		135,000	155,387
US West Communications, Inc., 7.250%, 09/15/25		75,000	70,313
Walt Disney Co., The, 7.000%, 03/01/32		75,000	88,049
WellPoint Inc., 5.000%, 12/15/14		25,000	24,916
XTO Energy Inc., 5.300%, 06/30/15		80,000	80,133
Total Industrials			3,201,369
Utility - 0.2%
Methanex Corp., 6.000%, 08/15/15		45,000	44,006
SunGard Data Systems, Inc., 9.125%, 08/15/13 (a)		10,000	10,413
Total Utility			54,419
Total Corporate Bonds (cost $4,460,191)			4,588,916
Foreign Government Obligations- 0.8%
Argentina, Republic of, 2.000%, 09/30/14	ARS	130,000	46,014
Mexico Government, 9.875%, 02/01/10	MXN	130,000	154,960
Total Foreign Government Obligations (cost $200,314)			200,974
U.S. Government Obligations - 15.5%
USTB, 2.375%, 01/15/25		456,042	488,037
USTB, 3.875%, 05/15/09		980,000	969,588
USTB, 4.500%, 08/15/14		25,000	24,852
USTB, 4.500%, 11/15/13		150,000	149,397
USTB, 4.750%, 05/15/14		300,000	309,164
USTN, 2.250%, 02/15/07		570,000	555,728
USTN, 2.375%, 08/15/06		755,000	744,324
USTN, 2.500%, 10/31/06		420,000	412,962
USTN, 2.750%, 06/30/06		230,000	227,898
Total U.S. Government Obligations (cost $3,914,283)			3,881,950

	Shares
Other Investment Companies - 22.5%[1]
Bank of New York Institutional Cash Reserves Fund, 3.81%[3]		4,972,561	4,972,561
JPMorgan Prime Money Market Fund, Institutional Class Shares, 3.59%		664,480	664,480
Total Other Investment Companies (cost $5,637,041)			5,637,041
Total Investments - 121.1% (cost $28,238,983)			30,360,347
Other Assets, less Liabilities - (21.1) %			(5,280,365)
Net Assets - 100.0%			$25,079,982

Managers High Yield Fund

September 30, 2005

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount		Value
Corporate Bonds – 98.4%
Finance – 23.6%
Alamosa Delaware, Inc.
11.000%, 07/31/10	$487,000	[2]	$551,528
12.000%, 07/31/09 (b)	400,000		445,000
Alliance Laundry Corp., 8.500%, 01/15/13	260,000	[2]	247,000
Arch Western Finance, LLC, 6.750%, 07/01/13	555,000		568,875
Cincinnati Bell, Inc., 8.375%, 01/15/14	200,000	[2]	198,000
Dynegy Holdings, Inc., 10.125%, 07/15/13 (a)	210,000		235,200
Flextronics International Ltd., 6.500%, 05/15/13	95,000		97,375
Ford Motor Credit Co.
5.720%, 01/15/10	470,000		428,723
7.000%, 10/01/13	460,000	[2]	427,217
General Motors Acceptance Corp., 6.875%, 08/28/12	520,000	[2]	465,994
Graphic Packaging International, 9.500%, 08/15/13	570,000	[2]	538,650
HCA, Inc., 6.750%, 07/15/13	700,000		715,751
HealthSouth Corp., 10.750%, 10/01/08	650,000	[2]	638,624
Host Marriott, L.P., 6.375%, 03/15/15	525,000	[2]	511,875
ITT Corp., 7.375%, 11/15/15	500,000		545,000
Jacuzzi Brands, Inc., 9.625%, 07/01/10	500,000		532,500
Madison River, 13.250%, 03/01/10	272,000		291,040
Nell AF Sarl, 8.375%, 08/15/15 (a)	235,000	[2]	230,888
Playtex Products, Inc., 9.375%, 06/01/11	535,000		561,081
Rainbow National Services LLC, 8.750%, 09/01/12 (a)	230,000		246,388
Rayovac Corp., 8.500%, 10/01/13	390,000	[2]	378,300
Rogers Wireless, Inc., 9.625%, 05/01/11	370,000		429,200
Russell Corp., 9.250%, 05/01/10	505,000		512,575
Sinclair Broadcast Group, 8.000%, 03/15/12	285,000		293,194
Sun Media Corp., 7.625%, 02/15/13	275,000		289,094
Terra Capital, Inc., 11.500%, 06/01/10	190,000		218,500
TRW Automotive, Inc., 9.375%, 02/15/13	540,000		588,600
UGS Corp., 10.000%, 06/01/12	600,000		660,000
Total Finance			11,846,172
Health Care – 0.8%
Extendicare Health Services, Inc., 6.875%, 05/01/14	400,000		396,000
Industrials – 70.0%
ACCO Brands Corp., 7.625%, 08/15/15 (a)	330,000		328,350
Advanced Micro Devices, Inc., 7.750%, 11/01/12	335,000		345,050
AEP Industries, Inc., 7.875%, 03/15/13	265,000	[2]	264,338
Ainsworth Lumber Co., Ltd.
7.250%, 10/01/12	75,000	[2]	70,875
6.750%, 03/15/14	240,000	[2]	218,400
AirGate PCS, Inc., 7.900%, 10/15/11	250,000		258,750
Alderwoods Group, Inc., 7.750%, 09/15/12	180,000		189,900
Allied Waste North America, Inc.,
5.750%, 02/15/11	515,000		482,813
6.125%, 02/15/14	165,000	[2]	155,100
7.375%, 04/15/14	250,000		236,250
American Towers, Inc., 7.250%, 12/01/11	400,000		427,000
AmeriGas Partners, L.P., 7.250%, 05/20/15 (a)	195,000		204,750
Ames True Temper, Inc., 8.174%, 01/15/12	280,000		261,800
Aquila, Inc., 7.950%, 02/01/11	60,000		67,650
ArvinMeritor, Inc., 8.750%, 03/01/12	200,000	[2]	197,000
Beazer Homes USA, Inc.,
8.375%, 04/15/12	170,000		180,200
6.500%, 11/15/13	250,000		242,500
6.875%, 07/15/15 (a)	170,000	[2]	165,750
Brookstone Company, Inc., 12.000%, 10/15/12 (a)	150,000		149,250
Cablevision Systems Corp., 8.000%, 04/15/12	370,000	[2]	360,750
CanWest Media, Inc., 8.000%, 09/15/12	250,000	[2]	266,563
CCO Holdings, LLC, 8.750%, 11/15/13	200,000	[2]	198,500
Celestica, Inc., 7.875%, 07/01/11	220,000	[2]	225,500
Centennial Communications Corp., 8.125%, 02/01/14	50,000	[2]	53,125

Managers High Yield Fund

September 30, 2005

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount		Value
Industrials (continued)
Charter Communications Holdings II, 10.250%, 09/15/10	$600,000	[2]	$618,000
Chesapeake Energy Corp.,
6.375%, 06/15/15	200,000		202,000
6.500%, 08/15/17 (a)	220,000		224,950
6.625%, 01/15/16	320,000		325,600
Citizens Communications Co., 6.250%, 01/15/13	380,000	[2]	366,700
CMS Energy Corp.,
6.300%, 02/01/12	90,000	[2]	91,125
7.750%, 08/01/10	200,000	[2]	216,000
Consolidated Communications Holdings, Inc., 9.750%, 04/01/12	258,000		276,060
Corrections Corp. of America, 6.250%, 03/15/13	395,000		393,024
Crompton Corp., 9.875%, 08/01/12	205,000		234,468
Crown European Holdings,
10.875%, 03/01/13	95,000		110,675
9.500%, 03/01/11	195,000		214,500
CSC Holdings, Inc., 7.625%, 07/15/18	110,000		103,400
D.R. Horton, Inc., 5.250%, 02/15/15	225,000	[2]	211,735
Del Monte Foods Co., 6.750, 02/15/15 (a)	90,000		90,900
Denbury Resources, Inc., 7.500%, 04/01/13	250,000		263,750
Dex Media, Inc., 0.000%, 11/15/13[4] (b)	795,000	[2]	630,037
DirecTV Holdings LLC, 6.375%, 06/15/15 (a)	810,000		807,974
Dobson Cellular Systems, Inc.,
8.375%, 11/01/11	125,000		132,188
9.875%, 11/01/12	225,000		247,500
Domtar, Inc., 7.125%, 08/15/15	335,000	[2]	308,827
EchoStar DBS Corp.,
6.375%, 10/01/11	500,000		498,124
6.625%, 10/01/14	250,000		248,750
Flextronics International Ltd., 1.000%, 08/01/10	225,000	[2]	228,938
Freescale Semiconductor, Inc., 7.125%, 07/15/14	175,000		187,250
Fresenius Medical Care Capital Trust II, 7.875%, 02/01/08	250,000		260,625
Georgia-Pacific Corp., 7.700%, 06/15/15	865,000	[2]	959,068
Goodman Global Holdings Co., Inc., 7.875%, 12/15/12 (a)	140,000	[2]	127,400
Graham Packaging Co., L.P., 9.875%, 10/15/14	475,000	[2]	458,375
Group 1 Automotive, Inc., 8.250%, 08/15/13	120,000		118,200
H.H. Gregg Appliances Inc., 9.000%, 02/01/13 (a)	270,000		255,150
Hanover Compressor Co., 9.000%, 06/01/14	290,000	[2]	323,713
Houghton Mifflin Co., 9.875%, 02/01/13	200,000	[2]	213,000
Huntsman International LLC., 7.375%, 01/01/15 (a)	450,000	[2]	433,125
Huntsman LLC, 11.500%, 07/15/12	145,000		166,388
Insight Communications Co., Inc., 0.000%, 02/15/11[4] (b)	750,000	[2]	768,750
Intelsat (Bermuda), Ltd., 8.695%, 01/15/12 (a)	100,000		102,250
iPCS, Inc., 11.500%, 05/01/12	350,000		406,000
Iron Mountain Inc.,
6.625%, 01/01/16	265,000	[2]	250,425
7.750%, 01/15/15	300,000		306,000
IWO Holdings, Inc.,
0.000%, 01/15/15[4] (b)	275,000		194,563
7.900%, 01/15/12	220,000		229,900
J.C. Penney Co., Inc., 6.875%, 10/15/15	240,000		258,900
Jefferson Smurfit Corp., 7.500%, 06/01/13	290,000	[2]	262,450
Jostens IH Corp., 7.625%, 10/01/12	470,000		477,050
Jostens Holding Corp., 0.000%, 12/01/13[4] (b)	275,000		199,375
L-3 Communications Corp.,
5.875%, 01/15/15	350,000	[2]	340,375
6.125%, 07/15/13	175,000		175,000
6.375%, 10/15/15 (a)	105,000		106,313
LodgeNet Entertainment Corp., 9.500%, 06/15/13	150,000		165,000
Lyondell Chemical Co.,
10.500%, 06/01/13	250,000		283,750
11.125%, 07/15/12	480,000		537,600
MCI Inc., 7.735%, 05/01/14	150,000	[2]	167,625
Meritage Homes Corp., 6.250%, 03/15/15	105,000		96,600

Managers High Yield Fund

September 30, 2005

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount		Value
Industrials (continued)
MGM Mirage Inc.,
5.875%, 02/27/14	$5,000		$4,775
6.750%, 09/01/12	915,000	[2]	934,443
Nalco Company,
7.750%, 11/15/11	105,000	[2]	107,888
8.875%, 11/15/13	355,000	[2]	366,094
Novelis, Inc., 7.250%, 02/15/15 (a)	335,000		318,250
Owens-Brockway Glass Container Inc.,
6.750%, 12/01/14	150,000	[2]	145,500
8.250%, 05/15/13	540,000	[2]	564,300
PanAmSat Holding Corp.,
0.000%, 11/01/14[4] (b)	150,000		104,250
9.000%, 08/15/14	159,000	[2]	168,540
Pogo Producing Co.,
6.625%, 03/15/15 (a)	180,000	[2]	183,600
6.875%, 10/01/17 (a)	190,000	[2]	193,563
Polyone Corp.,
8.875%, 05/01/12	130,000	[2]	123,988
10.625%, 05/15/10	345,000	[2]	357,075
Qwest Communications International, Inc.,
7.290%, 02/15/09	600,000		595,500
7.500%, 02/15/04 (a)	235,000	[2]	224,425
8.875%, 03/15/12	225,000		246,938
R.H. Donnelley Financial Corp., 10.875%, 12/15/12 (a)	290,000		326,975
Rockwood Specialties Group, Inc., 7.500%, 11/15/14 (a)	100,000		97,500
Rogers Wireless, Inc., 6.375%, 03/01/14	225,000		227,250
Rural Cellular Corp., 8.250%, 03/15/12	200,000		211,000
School Specialty, Inc., 10.000%, 10/01/13 (a)	310,000		312,325
Sealy Mattress Co., 8.250%, 06/15/04	495,000	[2]	499,950
Service Corp. International,
6.750%, 04/01/16	450,000		454,500
7.000%, 06/15/17 (a)	45,000		45,675
Simmons Co., 10.000%, 12/15/14 (a) (b)	290,000		155,150
Sonat Inc., 7.625%, 07/15/11	250,000		255,000
Spectrum Brands, Inc., 7.375%, 02/01/15	405,000	[2]	366,525
Stewart Enterprises, Inc., 6.250%, 02/15/13 (a)	440,000		420,200
Sunstate Equipment Co., 10.500%, 04/01/13 (a)	225,000		232,031
Tenet Healthcare Corp., 9.250%, 02/01/15 (a)	485,000		492,274
Tenneco Automotive Inc., 8.625%, 11/15/14	400,000	[2]	405,000
Terex Corp., 7.375%, 01/15/14	365,000		370,475
Terra Capital, Inc., 12.875%, 10/15/08	570,000		675,450
Triad Hospitals, Inc., 7.000%, 11/15/13	160,000		162,800
Ubiquitel Opertating Co., 9.875%, 03/01/11	205,000		228,575
Unisys Corp., 8.000%, 10/15/12	165,000		162,938
United Components, Inc., 9.375%, 06/15/13	195,000		195,000
Vail Resorts, Inc., 6.750%, 02/15/14	685,000		686,712
Vertis Inc.,
9.750%, 04/01/09	300,000		311,250
10.875%, 06/15/09	75,000	[2]	74,063
Videotron Ltee,
6.375%, 12/15/15 (a)	70,000		69,825
6.875%, 01/15/14	370,000		381,563
Warner Music Group, 7.375%, 04/15/14	145,000		146,088
Whiting Petroleum Corp.,
7.000%, 02/01/14 (a)	50,000		50,938
7.250%, 05/01/13	235,000		240,288
Williams Companies, Inc., 7.625%, 0715/19	170,000		184,875
WMG Holdings Corp., 0.000%, 12/15/14[4] (b)	571,000		402,555
Xerox Corp., 7.625%, 06/15/13	175,000	[2]	186,813
Total Industrials			35,096,301

Managers High Yield Fund

September 30, 2005

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount		Value
Utilities - 4.0%
AES Corp., The, 7.7500%, 03/01/14	$350,000	[2]	$372,750
Select Medical Corp., 7.625%, 02/01/15	370,000		356,125
Sierra Pacific Resources,
6.750%, 08/15/17 (a)	200,000		201,500
8.625%, 03/15/14	325,000	[2]	359,855
SunGard Data Systems, Inc.,
9.125%, 08/15/13 (a)	240,000	[2]	249,900
10.250%, 08/15/15 (a)	295,000	[2]	300,163
Tenaska Alabama II Partners, L.P., 7.000%, 06/30/21 (a)	170,000		172,977
Total Utilities			2,013,270
Total Corporate Bonds (cost $49,080,483)			49,351,743

	Warrants
Warrants - 0.0%#,6
Dictaphone Corp. Warrants 3/28/06 (cost $0)	48,724		2,436

	Shares
Common Stock - 0.5%[6]
Chemicals - 0.5%
Huntsman Corp. (cost $94,073)	12,603		246,390
Other Investment Companies – 31.3%[1]
Bank of New York Institutional Cash Reserves Fund, 3.81%[3]	15,425,844		15,425,844
JPMorgan Prime Money Market Fund, Institutional Class Shares, 3.59%	253,143		253,143
Total Other Investment Companies (cost $15,678,987)			15,678,987
Total Investments – 130.2% (cost $64,853,543)			65,279,556
Other Assets, less Liabilities – (30.2)%			(15,146,398)
Net Assets - 100.0%			$50,133,158

Managers Fixed Income Fund

September 30, 2005

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount			Value
Corporate Bonds – 72.5%
Asset-Backed Securities – 10.4%
Centex Home Equity Loan, Series 2001-A, Class A6, 6.250%, 04/25/31		$600,839		$600,812
Centex Home Equity Loan, Series 2004-A, Class AF6, 4.270%, 01/25/34		265,000		263,188
Community Program Loan Trust, Series 87-A, Class A4, 4.500%, 10/01/18		34,516		34,197
Continental Airlines, Inc., 6.648%, 09/15/17		205,310		198,578
Countrywide Home Loans, Series 2002-S1, Class A5, 6.460%, 11/25/16 (b)		478,527		477,634
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A3, 5.107%, 09/15/34		177,976		179,269
Deutsche Mortgage and Asset Receiving Corp., Series 1998-C1, Class A2, 6.538%, 06/15/31		538,914		556,964
First Union National Bank Commercial Mortgage, Series 2001-C3, Class A2, 6.180%, 08/15/33		820,377		833,805
GMAC Commercial Mortgage Securities, Inc., Series 1999-C2, Class A1, 6.570%, 09/15/33		48,664		49,095
JPMorgan Chase Commercial Mortgage Security, Series 2001-CIB3, Class A2, 6.044%, 11/15/35		743,000		766,790
LB-UBS Commercial Mortgage Trust, Series 2001-C3, Class A2, 6.365%, 12/15/28		320,000		343,163
Morgan Stanley Dean Witter Capital Inc., Series 2001-PPM, Class A2, 6.400%, 02/15/31		998,302		1,036,734
Morgan Stanley Dean Witter Capital Inc., Series 2001-TOP3, Class A3, 6.200%, 07/15/33		225,000		233,003
Residential Asset Securities Corp., Series 1999-KS4, Class AJ4, 7.220%, 06/25/28		326,936		329,900
Salomon Brothers Mortgage Securities, Series 2001-C2, Class A2, 6.168%, 02/13/10		640,000		662,596
Total Asset-Backed Securities				6,565,728
Finance - 34.7%
ASIF Global Financial, 2.380%, 02/26/09 (a)	SGD	1,000,000		586,561
Barclays Capital Corp., 4.160%, 02/22/10 (a)	THB	6,000,000		137,489
Boeing Capital Corp., 4.750%, 08/25/08		230,000		230,782
Cardinal Health, Inc., 4.000%, 06/15/15		320,000	[2]	289,324
Cendant Corp., 7.375%, 01/15/13		565,000		618,565
Chancellor Media Corp., 8.000%, 11/01/08		414,000		446,086
Citigroup, Inc., 3.500%, 02/01/08		250,000		244,130
Clear Channel Communications, Inc., 6.625%, 06/15/08		191,000		197,480
Coca-Cola HBC Finance BV, 5.125%, 09/17/13		265,000		267,954
Colonial Realty L.P., 4.800%, 04/01/11		625,000		605,512
Cox Enterprises, Inc., 4.375%, 05/01/08 (a)		410,000		402,954
Developers Divers Realty Corp., 3.875%, 01/30/09		200,000		192,977
Duke Realty LP, 3.500%, 11/01/07		400,000		389,362
Equity One, Inc., 3.875%, 04/15/09		400,000		382,265
Export-Import Bank of Korea, 4.125%, 02/10/09 (a)		485,000		474,611
Ford Motor Credit Co., 7.000%, 10/01/13		125,000		116,092
Ford Motor Credit Co., 7.200%, 06/15/07		460,000		462,814
GMAC, 4.670%, 03/20/07		500,000	[2]	489,712
GMAC, 6.125%, 08/28/07		450,000		443,174
HCA, Inc., 8.750%, 09/01/10		625,000	[2]	693,375
Health Care, Inc., 7.500%, 08/15/07		67,000		69,746
Hospitality Properties Trust, 6.750%, 02/15/13		465,000		498,801
Inter-American Development Bank, 6.000%, 12/15/17	NZD	3,500,000		2,399,777
iStar Financial, Inc., 8.750%, 08/15/08		215,000		235,610
John Hancock Financial Services, Inc., 5.625%, 12/01/08		500,000		514,236
JPMorgan Chase & Co., 4.000%, 02/01/08		350,000	[2]	345,571
Korea Development Bank, 3.875%, 03/02/09		425,000		412,967
Lear Corp., Series B, 8.110%, 05/15/09		250,000		248,822
Lehman Brothers Holdings, 3.600%, 03/13/09		150,000	[2]	144,449
Liberty Media Corp., 5.700%, 05/15/13		190,000	[2]	173,853
Mack-Cali Realty L.P., 7.250%, 03/15/09		250,000		266,311
Medco Health Solutions, 7.250%, 08/15/13		420,000		463,579
Morgan Stanley & Co., Inc., 3.625%, 04/01/08		650,000		634,887
NCR Corp., 7.125%, 06/15/09		180,000		190,990
News America, Inc., 7.625%, 11/30/28		460,000		530,376
PLC Trust 2003-1, 2.709%, 03/31/06 (a)		76,172		75,968
Protective Life U.S. Funding Trust, 5.875%, 08/15/06 (a)		375,000		378,891
Qwest Capital Funding, Inc., 7.250%, 02/15/11		490,000	[2]	469,175
Qwest Communications International, Inc., Series B, 7.500%, 11/01/08		1,000,000		955,000
Ras Laffan Liquified National Gas Co., 3.437%, 09/15/09 (a)		242,125		234,375
RenaissanceRe Holdings Ltd., 7.000%, 07/15/08		750,000		783,355
Rubbermaid, Inc., 6.600%, 11/15/06		152,000		155,350
Senior Housing Trust, 8.625%, 01/15/12		330,000		368,775
Sovereign Bank, 5.125%, 03/15/13		335,000	[2]	334,006
Tele-Communications, Inc., 9.800%, 02/01/12		350,000		430,974
Texas Eastern Transmission, 7.000%, 07/15/32		255,000	[2]	300,018
TGT Pipeline LLC, 5.200%, 06/01/18		465,000		440,789

Managers Fixed Income Fund

September 30, 2005

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount			Value
Finance (continued)
The Ryland Group, Inc., 5.375%, 06/01/08		$440,000		$442,353
Time Warner, Inc., 7.700%, 05/01/32		635,000		754,123
Transamerica Corp., 6.750%, 11/15/06		85,000		86,057
Union Planters Bank, 6.500%, 03/15/08		375,000		389,929
Universal Corp., Series MTNC, 5.200%, 10/15/13		430,000		382,912
XL Capital (Europe) PLC, 6.500%, 01/15/12		105,000		110,975
Total Finance				21,894,219
Industrials – 17.0%
Albertson’s Inc., 7.750%, 06/15/26		175,000		153,925
AT&T Wireless Services, Inc., 8.750%, 03/01/31		310,000		419,701
Charter Communications Inc., 8.000%, 04/30/12 (a)		245,000	[2]	248,063
Chiron Corp., 1.625%, 08/01/33		1,240,000		1,218,300
Continental Airlines Inc., Series 991A, 6.545%, 02/02/19		411,530	[2]	403,770
Corning, Inc., 6.850%, 03/01/29		600,000	[2]	607,310
Dynegy-Roseton Danskamme, Series B, 7.670%, 11/08/16		245,000	[2]	243,928
General Motors Corp., 7.125%, 07/15/13		400,000	[2]	343,000
Georgia-Pacific Corp., 7.700%, 06/15/15		315,000		349,256
Guidant Corp., 6.150%, 02/15/06		305,000		307,009
HCA, Inc., 7.050%, 12/01/27		750,000		712,134
Hyatt Equities LLC., 6.875%, 06/15/07 (a)		495,000		504,812
International Paper Co., 4.000%, 04/01/10		300,000	[2]	286,038
International Paper Co., 4.250%, 01/15/09		300,000		293,681
Kraft Foods, Inc., 5.250%, 10/01/13		1,175,000		1,189,899
Kroger Co., 7.000%, 05/01/18		460,000		504,661
News America, Inc., 7.280%, 06/30/28		225,000		250,179
Nortel Networks Ltd., 6.125%, 02/15/06		140,000		140,700
Penney (JC) Co., 8.000%, 03/01/10		125,000		137,188
Samsung Electronics Co., Ltd., 7.700%, 10/01/27 (a)		600,000		669,337
Telus Corp., 8.000%, 06/01/11		1,065,000		1,219,814
Terra Capital, Inc., 12.875%, 10/15/08		215,000		254,775
Walt Disney Co., The, 7.000%, 03/01/32		190,000	[2]	223,058
Total Industrials				10,680,538
Utility - 10.4%
AmerenEnergy Generating Co., 7.750%, 11/01/05		800,000		802,217
Cilcorp, Inc., 8.700%, 10/15/09		315,000		356,192
Dominion Resources, Inc., 4.125%, 02/15/08		450,000		444,022
Empresa Nacional de Electricidad, Yankee, 7.875%, 02/01/27		900,000	[2]	971,851
FirstEnergy Corp., Series C, 7.375%, 11/15/31		715,000		841,240
Kansas City Power & Light Co., 7.125%, 12/15/05		510,000		512,707
Nisource Finance Corp., 7.875%, 11/15/10		350,000		393,920
Pacific Gas and Electric Co., 6.050%, 03/01/34		500,000		521,992
Pinnacle West Capital Corp., 6.400%, 04/1/06		575,000		580,142
PSI Energy, Inc., 6.650%, 06/15/06		350,000		355,154
Southwestern Public Service Co., 5.125%, 11/01/06		770,000		773,755
Total Utility				6,553,192
Total Corporate Bonds (cost $44,916,543)				45,693,677
Foreign Government Obligations - 4.3%
Canadian Government, 4.500%, 09/01/07	CAD	1,000,000		880,321
Mexican Fixed Rate Bonds, 8.000%, 12/07/23	MXN	3,500,000		301,099
Mexican Government, 9.000%, 12/20/12	MXN	12,000,000		1,142,174
Mexico Government, Yankee, 9.875%, 02/01/10		315,000	[2]	375,480
Total Foreign Government Obligations (cost $2,398,503)				2,699,074
U.S. Government and Agency Obligations – 17.2%
U.S. Government Agency Obligations – 3.7%
FHLMC, 2.850%, 01/05/07		630,000		618,627
FHLMC, 3.000%, 02/15/15		212,761		211,862
FHLMC, 3.500%, 12/15/10		340,047		338,227
FHLMC Gold, 6.500%, 07/01/29		7,111		7,338
FHLMC Gold, 7.500%, 01/01/30		2		2
FHLMC Gold, 9.000%, 04/01/25		49,910		54,942
FNMA, 2.290%, 02/19/09	SGD	700,000		411,029
FNMA, 2.750%, 08/11/06		70,000		69,049
FNMA, 7.000%, 11/01/26		3,518		3,683
FNMA, 7.000%, 04/25/24		100,000		106,244

Managers Fixed Income Fund

September 30, 2005

Schedule of Portfolio Investments (unaudited)

Security Description	Principal Amount			Value
U.S. Government Agency Obligations (continued)
FNMA, 7.500%, 07/01/25		$4,744		$5,021
FNMA, 7.500%, 01/19/39		207,160		218,597
Freddie Mac Corp., 3.220%, 06/20/07	SGD	500,000		300,013
U.S. Government Agency Obligations				2,344,634
U.S. Treasuries - 13.5%
USTB, 2.000%, 01/15/14		465,089		474,918
USTB, 4.750%, 05/15/14		1,435,000	[2]	1,478,835
USTB, 5.375%, 02/15/31		870,000	[2]	974,945
USTN, 2.625%, 05/15/08		745,000	[2]	716,656
USTN, 3.000%, 02/15/08		755,000	[2]	735,270
USTN, 3.625%, 04/30/07		2,650,000	[2]	2,628,471
USTN, 4.375%, 05/15/07		1,500,000	[2]	1,505,450
Total U.S. Treasuries				8,514,545
Total U.S. Government and Agency Obligations (cost $10,777,137)				10,859,179
Municipal Bonds - 1.1%
Decatur Texas Hospital Authority Hospital Revenue, 7.750%, 09/01/09		185,000		198,181
Eufaula Alabama, Series C, 4.000%, 08/15/12		490,000		485,100
Total Municipal Bonds (cost $668,658)				683,281

	Shares
Preferred Stock - 1.6%
Newell Financial Trust I, 5.250%		5,180		227,273
Tommy Hilfiger USA, Inc., 9.000%, 12/01/31		11,000		282,150
Travelers Property Casualty Corp., 4.500%, 04/15/32		21,000		505,260
Total Preferred Stock (cost $980,083)				1,014,683
Other Investment Companies - 26.8%[1]
Bank of New York Institutional Cash Reserves Fund, 3.81%[3]		15,508,870		15,508,870
JPMorgan Prime Money Market Fund, Institutional Class Shares, 3.59%		1,395,873		1,395,873
Total Other Investment Companies (cost $16,904,743)				16,904,743
Total Investments – 123.5% (cost $76,645,667)				77,854,637
Other Assets, less Liabilities – (23.5)%				(14,815,131)
Net Assets - 100.0%				$63,039,506

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At September 30, 2005, the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately:

Fund	Cost	Appreciation	Depreciation	Net
20 Fund	$36,091,719	$2,248,698	($4,181,341)	($1,932,643)
Mid-Cap	110,232,916	20,204,318	(973,548)	19,230,770
Balanced	28,238,983	2,552,302	(430,938)	2,121,364
High Yield	64,853,543	1,278,482	(852,470)	426,012
Fixed Income	76,645,667	2,042,747	(833,777)	1,208,970

*	Non-income-producing security

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At September 30, 2005, the value of these securities amounted to the following:

Fund	Value	% of Net Assets
Balanced	$353,168	1.4%
High Yield	7,755,908	15.5%
Fixed Income	3,713,061	5.9%

(b)	High-yield debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.

[1]	Yield shown for an investment company represents its September 30, 2005, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

[2]	Some or all of these shares were out on loan to various brokers as of September 30, 2005, amounting to:

Fund	Value	% of Net Assets
20 Fund	$7,853,293	30.2%
Mid-Cap	29,779,340	30.0%
Balanced	4,830,835	19.3%
High Yield	15,025,505	30.0%
Fixed Income	15,144,919	24.0%

[3]	Collateral received from brokers for securities lending was invested in this short-term investment.

[4]	Zero coupon security.

[5]	Non-cash collateral received for securities loaned.

[6]	Contains issues of U.S. Airways Group, Inc. that have been deemed worthless by the investment advisor.

#	Rounds to less than 0.1%.

Investments Definitions and Abbreviations:

FHLMC: Federal Home Loan Mortgage Corp.	USTB: United States Treasury Bond
FNMA: Federal National Mortgage Association	USTN: United States Treasury Note
GMAC: General Motors Acceptance Corp.

Registered shares: A security whose owner has been recorded with its issuer or issuer’s registrar.

Abbreviations have been used throughout the portfolios to indicate amounts shown in currencies of par values other than the U.S. dollar (USD):

ARS:	Argentine Peso	NZD:	New Zealand Dollar
CAD:	Canadian Dollar	SGD:	Singapore Dollar
GBP:	British Pound	THB:	Thai Baht
MXN:	Mexican Peso

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS TRUST II

By:	/s/ PETER M. LEBOVITZ
Peter M. Lebovitz, President

Date: November 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ PETER M. LEBOVITZ
Peter M. Lebovitz, President

Date: November 22, 2005

By:	/s/ BRUCE M. ARONOW
Bruce M. Aronow, Chief Financial Officer

Date: November 22, 2005